Operating Leases (Details) - Schedule of Other Supplemental Information of Lease Amounts Recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Schedule of Weighted Average {Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 138
Right-of-use assets obtained in exchange for new operating lease obligations	$ 696
Weighted-average remaining lease term – in years	4 years 10 months 24 days	4 years 2 months 12 days
Weighted-average discount rate	5.00%	5.00%